                                                       Deutsche Asset Management

Emerging Markets Debt Fund--Institutional Class

Supplement dated June 28, 2002 (replacing supplement dated March 8, 2002) to Prospectus dated February 28, 2002.

Effective May 1, 2002, the following supplements the text in the `Total Return, After Fees and Expenses' section:

The JP Morgan Emerging Markets Bond Indices (EMBI) Global Constrained is a uniquely-weighted version of the JP Morgan EMBI Global. It limits the weights of those countries with larger debt stocks by only including specified portions of these countries' eligible current face amount of debt outstanding.

Effective May 1, 2002, the following replaces the table in the `Total Return, After Fees and Expenses' section:

----------------------------------------------------------------------------------------------------------------
Performance for periods Ended December 31, 2001
                                                      Average Annual Returns
                                                      ----------------------------------------------------------
                                                                                            Since inception
                                                                                            (August 4,
                                                      1 Year              5 Years           1994)/1/
----------------------------------------------------------------------------------------------------------------
Institutional Class

Return Before Taxes
                                                       5.38%               3.48%             8.67%
----------------------------------------------------------------------------------------------------------------
Institutional Class

Return After Taxes on Distributions                   (1.65)%             (2.78)%            2.53%
----------------------------------------------------------------------------------------------------------------
Institutional Class

Return After Taxes on

Distributions and Sale

Of Fund Shares                                         3.31%              (0.35)%            3.98%
----------------------------------------------------------------------------------------------------------------
JP Morgan Emerging Markets Bond

Plus Index (reflects no deduction for

Fees, expenses or taxes)/2/                           (0.79)%              6.95%            12.86%
----------------------------------------------------------------------------------------------------------------
JP Morgan Emerging Markets

Bond Index Global Constrained

(reflects no deduction for fees,

expenses or taxes)/2/                                  9.70%               8.52%            14.23%
----------------------------------------------------------------------------------------------------------------

/1/ The JP Morgan Emerging Markets Bond Index Global Constrained and the JP Morgan Emerging Markets Bond Plus Index averages are calculated from July 31, 1994.

/2/ Effective, May 1, 2002 the Fund's primary benchmark changed from the JP Morgan Emerging Markets Bond Plus Index to the JP Morgan Emerging Markets Bond Index Global Constrained. The Advisor believes that the JP Morgan Bond Index Global Constrained Index is more diversified than the Fund's prior benchmark and therefore a better comparison for the Fund.

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

The following supplements the `Other Investments' section of the prospectus, following the second paragraph:

The Fund may invest up to 10% of its total assets in credit default swaps to sell protection on sovereign credit exposure as measured by the notional value of the sovereign bond.

CALLOUT: A credit default swap is a contract between a buyer and a seller of protection against the default of a third party. The buyer of protection pays the seller a fixed, regular fee. In the case of a credit event, the seller of protection will fully compensate the buyer.

The following supplements the `Portfolio Managers' section in the Fund's prospectus:

Portfolio Manager

The following portfolio manager is responsible for the day-to-day management of the Fund's investments:

Brett Diment, Managing Director, Fixed Income, Deutsche Asset Management.

..  Joined the investment advisor in 1991.

..  Head of emerging market debt.

..  11 years of investment industry experience.

..  B.Sc. from the London School of Economics.



               Please Retain This Supplement for Future Reference


Morgan Grenfell Investment Trust

SUPP356 (06/02)

CUSIP: 61735K869